[LOGO]
[THE HARTFORD]

January 2, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-8269

Attention: Division of Investment Management

Re:	Hartford Life Insurance Company Separate Account Three (“Registrant”)
	File No. 333-119414	Director M
	File No. 333-119422	Director M Plus
Hartford Life Insurance Company Separate Account Seven (“Registrant”)
	File No. 333-101932	Hartford Leaders
Hartford Life Insurance and Annuity Company Separate Account Three (“Registrant”)
	File No. 333-119418	Director M
	File No. 333-119420	Director M Edge
	File No. 333-119416	Director M Plus
	File No. 333-119421	Director M Outlook
Hartford Life and Annuity Insurance Company Separate Account Seven (“Registrant”)
	File No. 333-101933	Hartford Leaders
	File No. 333-101943	Hartford Leaders Edge
	File No. 333-101949	Hartford Leaders Plus
	File No. 333-101955	Hartford Leaders Outlook

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.              The Supplement that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.              The text of the Registrant’s most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on December 28, 2012.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-5910.

Very truly yours,

/s/ Sharon Tomko

Sharon Tomko
PM, Registered Product Filings